GOODWILL, INTANGIBLE ASSET AND DEFERRED TAX LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF CONTINUITY OF GOODWILL

The continuity of goodwill is as follows:

	DenseLight	BB Photonics	Total
Balance January 1, 2019	$6,630,544	$1,050,459	$7,681,003
Impairment	-	(1,050,459)	(1,050,459)
Disposed on the sale of DenseLight	(6,630,544)	-	(6,630,544)
Balance, December 31, 2019, 2020 and 2021	$-	$-	$-

SCHEDULE OF DEFERRED TAX LIABILITY

Deferred tax liability was created on the date of purchase for both DenseLight and BB Photonics. The following is a continuity of deferred tax liability.

	DenseLight	BB Photonics	Total
Balance, January 1, 2019	707,687	292,740	1,000,427
Tax effect of Impairment	-	(292,740)	(292,740)
Disposed on the sale of DenseLight	(707,687)	-	(707,687)
Balance, December 31, 2019, 2020 and 2021	$-	$-	$-

SCHEDULE OF INTANGIBLE ASSETS

INTANGIBLE ASSETS

	Technology	Customer Relationships	Total
Balance, January 1, 2019	$714,000	$186,131	$900,131
Impairment	(714,000)	-	(714,000)
Disposals (1)	-	(186,131)	(186,131)
Balance, December 31, 2019, 2020 and 2021	-	-	-

Balance, January 1, 2019	-	97,722	97,722
Amortization for the year	-	-	-
Disposals (1)	-	(97,722)	(97,722)
Balance, December 31, 2019, 2020 and 2021	-	-	-

At December 31, 2019, 2020, 2021	$-	$-	$-

(1)	The Company disposed of its customer relationships intangible assets and related amortization on November 8, 2019 with the sale of DenseLight (Note 21).